Stock-Based Compensation and Other Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year - shares	1,208,041	1,699,701	2,255,604
Excercised - shares	(410,331)	(449,660)	(399,507)
Forfeited/Expired - shares	(3,500)	(42,000)	(156,396)
Outstanding at end of year - shares	794,210	1,208,041	1,699,701
Vested and expected to vest at end of year - shares	746,689
Exercisable at end of year - shares	623,218	959,779	1,231,683
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Outstanding at beginning of year, weighted average exercise price	$ 28.73	$ 28.57	$ 27.55
Excercised, weighted average exercise price	$ 25.94	$ 27.71	$ 22.26	$ 1.00
Forfeited/Expired, weighted average exercise price	$ 24.93	$ 32.85	$ 30.24
Outstanding at end of year, weighted average exercise price	$ 30.32	$ 28.73	$ 28.57
Vested and expected to vest at end of year, weighted average exercise price	$ 30.26
Exercisable at end of year, weighted average exercise price	$ 30.22	$ 28.36	$ 27.86
Outstanding at end of year, weighted average remaining contractual term	3 years 2 months 8 days	3 years 3 months 14 days	4 years 3 months 4 days
Vested and expected to vest at end of year, weighted average remaining contractual term	3 years 2 months 5 days
Exercisable at end of year, weighted average remaining contractual term	2 years 11 months 26 days	2 years 11 months 12 days
Outstanding at end of year, aggeregate instrinsic value	$ 17,335,637
Vested and expected to vest at end of year, aggeregate instrinsic value	16,346,539
Exercisable at end of year, aggeregate instrinsic value	$ 13,669,784